Derivatives, Hedged Items in Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Hedging Basis Adjustment [Abstract]
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Available-for-sale, at fair value	Available-for-sale, at fair value
Fair value hedging [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Cumulative basis adjustment associated with hedged items layers	$ (43)	$ (46)
Fair value hedging [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Amortized cost basis of the closed portfolios	18,600	28,200
Amount that represents the hedged items layers	9,000	25,800
Cumulative basis adjustment associated with hedged items layers	(43)	(46)
Hedged items currently designated [Member] | Fair value hedging [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	37,410	55,898
Hedge accounting basis adjustment, assets	(1,546)	(2,384)
Hedged items currently designated [Member] | Fair value hedging [Member] | Other assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	4,787	2,262
Hedge accounting basis adjustment, assets	100	67
Hedged items currently designated [Member] | Fair value hedging [Member] | Interest-bearing deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(54,084)	(89,641)
Hedge accounting basis adjustment, liabilities	(56)	(101)
Hedged items currently designated [Member] | Fair value hedging [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(151,743)	(146,940)
Hedge accounting basis adjustment, liabilities	12,858	10,990
Not designated as hedging instrument [Member] | Fair value hedging [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	10,778	13,418
Hedge accounting basis adjustment, assets	312	504
Not designated as hedging instrument [Member] | Fair value hedging [Member] | Other assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	0	0
Hedge accounting basis adjustment, assets	0	0
Not designated as hedging instrument [Member] | Fair value hedging [Member] | Interest-bearing deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	0
Hedge accounting basis adjustment, liabilities	0	0
Not designated as hedging instrument [Member] | Fair value hedging [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	0
Hedge accounting basis adjustment, liabilities	0	0
Foreign exchange contracts [Member] | Hedged items currently designated [Member] | Fair value hedging [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	260	404
Re-designated as hedging instrument [Member] | Fair value hedging [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, liabilities	$ 566	$ 731